Expense Example - YieldMax(R) SKHY Option Income Strategy ETF [Member]	Oct. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	$ 322